Restricted Stock Grants (Details Narrative) (USD $)	0 Months Ended		12 Months Ended		0 Months Ended
	Jul. 14, 2014 Units	Jun. 16, 2014 Units	Dec. 31, 2014	Dec. 31, 2013	Oct. 30, 2014
Deferred compensation in equity			$ 294,264
Directors [Member]
Number of independent directors	4	4
Restricted common stock, shares	134,553	642,200
Restricted common stock, value	108,988	597,246
Stock grants fully vested expiration period	1 year	1 year
Stock compensation expense			411,970	0
Consultant [Member]
Restricted common stock, shares					250,000
Restricted common stock, value					87,500
Stock compensation expense			$ 87,500	$ 0